Organization and nature of business - Details of the subsidiaries (Details)		6 Months Ended
	Jun. 15, 2020	Mar. 31, 2021
Farmmi Biotech
Organization and nature of business
Entity Incorporation, Date of Incorporation		Apr. 07, 2021
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Research and development of mushroom powder and mushroom extract
Farmmi Ecology
Organization and nature of business
Entity Incorporation, Date of Incorporation		Apr. 25, 2021
Entity Incorporation, State Country Name		Zhejiang China
% of Ownership		100.00%
Principal Activities		Holding Company
Farmmi Supply Chain
Organization and nature of business
Entity Incorporation, Date of Incorporation		May 11, 2021
Entity Incorporation, State Country Name		Zhejiang China
% of Ownership		100.00%
Principal Activities		Agricultural products supply chain
FMI
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jul. 28, 2015
Entity Incorporation, State Country Name		Cayman
Principal Activities		Holding Company
Farmmi International
Organization and nature of business
Entity Incorporation, Date of Incorporation		Aug. 20, 2015
Entity Incorporation, State Country Name		Hong Kong
% of Ownership		100.00%
Principal Activities		Holding Company
Farmmi Enterprise
Organization and nature of business
Entity Incorporation, Date of Incorporation		May 23, 2016
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding Company
Farmmi Technology
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jun. 06, 2016
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding Company
Suyuan Agriculture
Organization and nature of business
Entity Incorporation, Date of Incorporation		Dec. 08, 2015
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Holding Company
Forest Food
Organization and nature of business
Entity Incorporation, Date of Incorporation		May 08, 2003
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		96.15%
Principal Activities		Drying, further processing and distribution of edible fungus
FLS Mushroom
Organization and nature of business
Entity Incorporation, Date of Incorporation		Mar. 25, 2011
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Light processing and distribution of
Farmmi Food
Organization and nature of business
Entity Incorporation, Date of Incorporation		Dec. 26, 2017
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership		100.00%
Principal Activities		Drying, further processing and distribution of edible fungus
Nongyuan Network (VIE)
Organization and nature of business
Entity Incorporation, Date of Incorporation		Jul. 28, 2015
Entity Incorporation, State Country Name		Zhejiang, China
% of Ownership (VIE)	100.00%	0.00%
Principal Activities		Trading
Farmmi E-Commerce
Organization and nature of business
Entity Incorporation, Date of Incorporation		Mar. 22, 2019
Entity Incorporation, State Country Name		Zhejiang, China
Principal Activities		Technology development, technical services and technical consultation related to agricultural products